Biological assets (Tables)	12 Months Ended
Jun. 30, 2026
Biological assets
Schedule of changes in biological assets
	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale (i)	Other cattle (i)	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1	Level 1
Balance as of June 30, 2024	28,910	25,681	35,959	68,889	534	729	160,702
Non-current (Production)	-	-	-	51,052	406	722	52,180
Current (Consumable)	28,910	25,681	35,959	17,837	128	7	108,522
Balance as of June 30, 2024	28,910	25,681	35,959	68,889	534	729	160,702
Transfers	(4,280)	4,280	-	-	-	-	-
Purchases	-	-	-	27,937	47	-	27,984
Initial recognition and changes in the fair value of biological assets (i)	-	4,598	11,651	9,270	589	-	26,108
Decrease due to harvest	-	(267,264)	(98,047)	-	-	-	(365,311)
Sales	-	-	-	(49,915)	(31)	-	(49,946)
Consumptions	-	-	-	(159)	(3)	(491)	(653)
Costs for the year	3,154	288,312	88,625	38,617	-	582	419,290
Foreign exchange	(15,869)	(470)	(1,390)	(1,146)	-	-	(18,875)
Balance as of June 30, 2025	11,915	55,137	36,798	93,493	1,136	820	199,299
Non-current (Production)	-	-	-	56,366	985	813	58,164
Current (Consumable)	11,915	55,137	36,798	37,127	151	7	141,135
Balance as of June 30, 2025	11,915	55,137	36,798	93,493	1,136	820	199,299
Purchases	-	-	-	51,081	88	-	51,169
Transfers	(3,000)	3,000	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	4,279	(7,656)	2,646	(934)	-	(1,665)
Decrease due to harvest	-	(330,888)	(67,754)	-	-	-	(398,642)
Sales	-	-	-	(96,061)	(49)	-	(96,110)
Consumption	-	-	-	(243)	(3)	(145)	(391)
Costs for the year	5,434	323,468	83,549	53,560	639	348	466,998
Currency translation adjustment	112	(3,702)	(1,528)	1,505	-	-	(3,613)
Balance as of June 30, 2026	14,461	51,294	43,409	105,981	877	1,023	217,045
Non-current (Production)	-	-	-	62,875	732	1,016	64,623
Current (Consumable)	14,461	51,294	43,409	43,106	145	7	152,422
Balance as of June 30, 2026	14,461	51,294	43,409	105,981	877	1,023	217,045

Schedule of presents main parameters
Description	Valuation technique	Parameters	Discount Rate	Range
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category	-	-
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Forward sale prices - Discount rate	Argentina:	Argentina
			30.00% - 32.50%	Yields: 0.24 - 12.23 Tn/ha
Operating cost: 126,096 - 1,269,986 ARS/ha
Commercial cost: 36,915 - 116,466 ARS/Tn
Future of sale prices: 269,837 - 1,845,000 ARS/Tn
			Brasil:	Brazil:
			11.79%	Yields: 93.85 Sacas/ha
Operating cost: 641.37 BRL/ha.
Future of sale prices: 52.19 BRL/tn
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Forward sale prices - Discount rate	Brasil:	Brazil:
			11.79%	Yields: 76.81 tn/ha
Operating cost: 156.28 BRL/tn.
Future of sale prices: 116.9 BRL/tn.

Schedule of capitalized cost of production
	06.30.2026	06.30.2025	06.30.2024
Supplies and labors	338,476	301,863	342,505
Salaries, social security costs and other personnel expenses	24,570	20,342	22,914
Depreciation and amortization	62,507	63,592	59,840
Fees and payments for services	2,308	1,760	1,387
Maintenance, security, cleaning, repairs and others	4,018	3,156	3,362
Taxes, rates and contributions	1,099	703	451
Leases and service charges	694	340	267
Freights	4,083	3,758	2,536
Travelling, library expenses and stationery	2,650	2,660	2,525
Other expenses	26,245	20,534	27,189
	466,650	418,708	462,976